Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases
Leases - Operating Leases

Period	Amount
2025	$38,372
2026	38,340
2027	37,891
2028	37,312
2029	36,632
2030 and thereafter	131,260
Total	$319,807
Operating lease liabilities, including current portion	$253,022
Discount based on incremental borrowing rate	$66,785

Leases - Finance Leases

Period	Amount
2025	$154,762
2026	36,753
2027	36,307
2028	35,997
2029	35,557
2030 and thereafter	311,545
Total	$610,921
Finance lease liabilities, including current portion (see Note 6 – Borrowings)	$444,901
Discount based on incremental borrowing rate	$166,020